OTHER OPERATING INCOME - Summary of Net Trading and Other Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Trading And Other Income [Line Items]
Net gains (losses) on financial instruments designated at fair value through profit or loss	£ (67)	£ (57)	£ (33)
Net gains (losses) on financial instruments mandatorily at fair value through profit or loss	10	25	42
Hedge ineffectiveness	(24)	22	18
Net gain on sale of financial assets at fair value through other comprehensive income	1	0	0
Income from operating lease assets	124	113	118
Other	(4)	8	68
Other operating income (expense)	40	111	213
Exchange rate differences in the consolidated income statement on items not at fair value through profit or loss	457	488	1,215
These are principally offset by related releases from the cash flow hedge reserve:	(452)	(485)	(1,231)
Deposits
Net Trading And Other Income [Line Items]
Net gains (losses) on financial instruments designated at fair value through profit or loss	(47)	(16)	(24)
Debt securities
Net Trading And Other Income [Line Items]
Net gains (losses) on financial instruments designated at fair value through profit or loss	(34)	(22)	(32)
Net gains (losses) on financial instruments mandatorily at fair value through profit or loss	£ 1	£ 7	£ 5